Description of Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite eligibility period	45 days
Minimum participant contributions to eligible compensation (as a percent)	1.00%
Maximum participant contributions to eligible compensation (as a percent)	50.00%
Participant contribution, automatic deferral rate, annual increase (as a percent)	1.00%
Maximum borrowing to total account (as a percent)	50.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Retirement age | Year	59.5
Forfeitures balance	$ 53,035	$ 29,715
Forfeitures utilized to offset administrative expenses	$ 0
EBP, Contribution Tranche One
EBP, Description of Plan [Line Items]
Employer matching (as a percent)	100.00%
Participant compensation matched (as a percent)	3.00%
EBP, Contribution Tranche Two
EBP, Description of Plan [Line Items]
Employer matching (as a percent)	50.00%
Participant compensation matched (as a percent)	2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate (as a percent)	10.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate (as a percent)	5.00%